Share-Based Compensation Plans (Tables)	12 Months Ended
Mar. 31, 2021
Statement [LineItems]
Schedule of Activity in Employee Stock Option Plan
The details of share options for the year ended March 31, 2020 is presented below:

Financial Year of Grant	Exercise Period	Options outstanding April 1, 2019	Options granted during the year	Options transferred from Parent/ fellow subsidiaries	Options forfeited during the year	Options exercised during the year *	Options expired during the year	Options outstanding March 31, 2020	Options exercisable March 31, 2020
2016-17	December 15, 2019-June 14, 2020	6,508,226	—	—	4,819,269	620,441	—	1,068,516	1,068,516
2017-18	September 1, 2020-February 28, 2021	8,274,393	—	—	1,246,468	—	—	7,027,925	—
2017-18	October 16, 2020-April 15, 2021	11,126	—	—	—	—	—	11,126	—
2017-18	November 1, 2020-April 30, 2021	27,638	—	—	27,638	—	—	—	—
2018-19	November 1, 2021-April 30, 2022	13,566,200	—	—	2,146,154	—	—	11,420,046	—
2018-19	Cash settled	1,047,660	—	211,170	189,674	—	—	1,069,156	—
2019-20	November 29, 2022-May 28, 2023	—	16,713,640	—	832,310	—	—	15,881,330	—
2019-20	Cash settled	—	2,037,690	—	140,990	—	—	1,896,700	—

		29,435,243	18,751,330	211,170	9,402,503	620,441	—	38,374,799	1,068,516

*	excludes 58,420 options exercised during the year regarding which the transaction could not be completed before March 31, 2020 and hence, the corresponding shares were held by the Group.

The details of share options for the year ended March 31, 2021 is presented below:

Financial Year of Grant	Exercise Period	Options outstanding April 1, 2020	Options granted during the year	Options transferred from Parent/ fellow subsidiaries	Options forfeited during the year	Options exercised during the year *	Options expired during the year	Options outstanding March 31, 2021	Options exercisable March 31, 2021
2016-17	December 15, 2019-June 14, 2020	1,068,516	—	—	8,648	1,059,868	—	—	—
2017-18	September 1, 2020-February 28, 2021	7,027,925	—	—	5,514,169	1,136,816	—	376,940	376,940
2017-18	October 16, 2020-April 15, 2021	11,126	—	—	11,126	—	—	—	—
2018-19	November 1, 2020-April 30, 2021	11,420,046	—	—	1,507,806	—	—	9,912,240	—
2018-19	Cash settled	1,069,156	—	—	340,300	—	—	728,856	—
2019-20	November 29, 2022-May 28, 2023	15,881,330	—	—	2,309,052	—	—	13,572,278	—
2019-20	Cash settled	1,896,700	—		1,019,249		—	877,451	—
2020-21	November 06, 2023 - May 05, 2024	—	12,711,112	—	—	—	—	12,711,112	—
2020-21	Cash settled	—	880,000	—	—	—	—	880,000	—

		38,374,799	13,591,112	—	10,710,350	2,196,684	—	39,058,877	376,940

Schedule of Exercise Price Range for Employee Stock Option Plans

Scheme	Range of exercise price in ₹	Weighted average remaining contractual life of options (in years)	Weighted average exercise price in ₹
The details of exercise price for stock options outstanding as at March 31, 2020 are:
CIESOP Plan	286.85-291.25	1.46	288.2
The details of exercise price for stock options outstanding as at March 31, 2021 are:
CIESOP Plan	286.85-287.75	0.80	287.3

Vedanta Limited Employee Stock Option Scheme 2016 [member]
Statement [LineItems]
Summary of Assumptions Used in Calculations of Charge in Respect of Employee Stock Option Awards Granted
The assumptions used in the calculations of the charge in respect of the ESOS options granted during the year ended March 31, 2020 and March 31, 2021 are set out below:

Particulars	Year ended March 31, 2020	Year ended March 31, 2021

	ESOS 2019	ESOS 2020
Number of Options	2,037,690 (cash settled) / 16,713,640 (equity settled)	880,000 (cash settled) / 12,711,112 (equity settled)
Exercise Price	₹ 1	₹ 1
Share Price at the date of grant	₹ 144.60	₹ 228.75
Contractual Life	3 years	2 years and 7 months
Expected Volatility	36.64%	49.28%
Expected option life	3 years	2 years and 7 months
Expected dividends	7.96%	6.80%
Risk free interest rate	5.68%	4.84%
Expected annual forfeitures	10% p.a.	10% p.a.
Fair value per option granted (Non-market performance based)	₹ 102.30	₹ 150.73
Fair value per option granted (Market performance based)	₹ 72.12	NA

CIESOP [member]
Statement [LineItems]
Schedule of Activity in Employee Stock Option Plan
Details of employees stock option plans is presented below

CIESOP Plan	Year ended March 31, 2020		Year ended March 31, 2021
	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
Outstanding at the beginning of the year	6,477,059	279.2	5,341,740	288.2
Granted during the year	Nil	NA	Nil	NA
Expired during the year	(658,663)	200.1	(1,082,229)	291.3
Exercised during the year	Nil	NA	Nil	NA
Forfeited / cancelled during the year	(476,656)	288.1	(944,337)	288.0
Outstanding at the end of the year	5,341,740	288.2	3,315,174	287.3
Exercisable at the end of the year	5,341,740	288.2	3,315,174	287.3